Consolidated and Combined Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Tax Receivable Agreement liability	$ 102,791	$ 0
Class A Shares
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	2,500,000,000	0
Common stock, shares, issued (in shares)	320,005,258	0
Common stock, shares outstanding (in shares)	320,005,258	0
Class C Shares
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	1,500,000,000	0
Common stock, shares, issued (in shares)	628,380,707	0
Common stock, shares outstanding (in shares)	628,380,707	0
Class D Shares
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	350,000,000	0
Common stock, shares, issued (in shares)	294,656,373	0
Common stock, shares outstanding (in shares)	294,656,373	0
Class E Shares
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	0
Common stock, shares, issued (in shares)	14,990,864	0
Common stock, shares outstanding (in shares)	14,990,864	0